Intangible Assets and Goodwill - Summary of Carrying Amount of Goodwill by Operating Segment (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill carrying amount	R$ 89,634	R$ 89,634
Core [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill carrying amount	62,036	62,036
Supplemental [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill carrying amount	R$ 27,598	R$ 27,598